Payables to Sharing Partner and Assignees (Tables)	6 Months Ended
Jun. 30, 2025
Payables to Sharing Partner and Assignees [Abstract]
Summary of Payables to Sharing Partner and Assignees Within Total Liabilities

Payables to sharing partner and assignees within current liabilities in the unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Payable to sharing partner (Sharing agreement entered into in 2022)	Payable to Assignee A (Note 3) (Agreement entered into in 2023)	Payable to Assignee B (Agreement entered into in 2023)	Total
January 1, 2025	1,292,894	60,892	50,204	1,403,990
Interest income	(86,169)	-	-	(86,169)
Interest paid	(234,637)	-	-	(234,637)
Repayment	(321,962)	-	-	(321,962)
June 30, 2025	650,126	60,892	50,204	761,222